Schedule of assets per geographical segment (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets	$ 4,149,937	£ 3,024,474	£ 3,323,015
Current assets	10,232,088	7,457,146	5,360,529
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets	183,517	133,746	183,635
Current assets	4,060,785	2,959,501	3,873,826
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets	3,966,420	2,890,728	3,139,380
Current assets	$ 6,171,303	£ 4,497,645	£ 1,486,703